SECURIAN AM REAL ASSET INCOME FUND

SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020 (Unaudited)

		Fair
	Shares	Value
REIT COMMON STOCKS - 51.2%
Health Care - 6.8%
CareTrust REIT	32,812	$637,537
Healthcare Trust of America, Class A	16,714	435,065
Healthpeak Properties	38,013	1,097,055
National Health Investors	6,881	444,926
OMEGA Healthcare Investors	17,578	619,097
Physicians Realty Trust	26,900	466,715
Ventas	1,100	52,701
Welltower	17,264	1,087,287
		4,840,383
Hotels - 1.0%
DiamondRock Hospitality	12,200	91,744
Host Hotels & Resorts	25,000	350,750
Pebblebrook Hotel Trust	1,900	35,150
RLJ Lodging Trust	11,900	146,727
Summit Hotel Properties	12,600	109,494
		733,865
Industrial - 6.0%
Americold Realty Trust	24,500	836,185
Industrial Logistics Properties Trust	5,348	116,212
Prologis	20,201	2,021,110
STAG Industrial	44,384	1,321,756
		4,295,263
Mortgage - 0.6%
Blackstone Mortgage Trust, Class A	16,847	437,685
Multi-Family - 8.2%
American Campus Communities	5,200	206,960
AvalonBay Communities	1,400	233,226
Camden Property Trust	11,778	1,164,020
Essex Property Trust	1,600	393,408
Independence Realty Trust	29,900	385,112
Invitation Homes	21,900	625,902
Mid-America Apartment Communities	8,600	1,084,976
Sun Communities	4,200	583,800
UDR	29,700	1,142,559
		5,819,963
Net Lease - 5.5%
Agree Realty	10,112	666,381
Broadstone Net Lease	25,500	449,565
Easterly Government Properties	21,600	467,856
Essential Properties Realty Trust	18,100	371,774
Getty Realty	3,600	102,204
National Retail Properties	19,900	750,230
STORE Capital	15,198	494,847
VICI Properties	22,800	576,612
		3,879,469
Office - 5.9%
Alexandria Real Estate Equities	3,700	605,801
Boston Properties	7,300	716,568
Corporate Office Properties Trust	25,010	666,016
Cousins Properties	13,800	461,058
Douglas Emmett	10,800	334,476
Highwoods Properties	22,900	877,070
Hudson Pacific Properties	20,300	527,800
		4,188,789
Retail - 3.0%
Brixmor Property Group	14,000	213,780
Regency Centers	20,500	934,390
Retail Opportunity Investments	17,536	227,617
Simon Property Group	4,900	404,593
Weingarten Realty Investors	17,700	370,107
		2,150,487
Specialty - 14.2%
American Tower	1,700	393,040
CatchMark Timber Trust, Class A	20,190	193,622
CoreSite Realty	2,100	263,319
Crown Castle International	9,500	1,591,915
CyrusOne	10,049	702,526
Digital Realty Trust	12,912	1,739,892
Equinix	1,875	1,308,356
Extra Space Storage	6,143	692,500
Hannon Armstrong Sustainable Infrastructure Capital	9,100	497,406
Life Storage	5,900	647,348
Public Storage	5,300	1,189,638
QTS Realty Trust, Class A	8,900	528,749
Weyerhaeuser Company	13,400	389,136
		10,137,447
Total REIT Common Stocks
(Cost $31,142,191)		36,483,351

OTHER COMMON STOCKS - 17.7%
Energy - 3.5%
Enbridge (a)	18,100	564,901
Equitrans Midstream	44,444	362,663
Kinder Morgan	37,373	537,424
ONEOK	4,100	147,067
Targa Resources	12,200	286,700
Williams Companies	29,900	627,302
		2,526,057
Infrastructure - 1.4%
Brookfield Infrastructure (a)	4,602	306,723
Brookfield Infrastructure Partners (a)	13,400	667,454
		974,177
Telecommunications - 0.8%
Verizon Communications	9,200	555,772
Utilities - 12.0%
AES	32,700	668,388
Alliant Energy	5,400	284,040
American Electric Power	8,310	705,436
Brookfield Renewable (a)	1,675	132,576
Brookfield Renewable Partners (a)	2,600	165,308
CenterPoint Energy	9,400	217,986
Clearway Energy, Class A	12,700	344,678
CMS Energy	5,300	326,162
Dominion Energy	7,470	586,320
DTE Energy	3,847	483,991
Duke Energy	4,800	444,768
Entergy	8,200	892,570
Evergy	6,136	339,996
Exelon	9,400	386,058
NextEra Energy Partners	6,600	418,902
NiSource	16,500	399,300
NRG Energy	12,300	402,825
Pinnacle West Capital	2,101	171,967
PPL	4,000	113,680
Sempra Energy	5,000	637,400
South Jersey Industries	13,941	320,922
Vistra	6,400	119,552
		8,562,825
Total Other Common Stocks
(Cost $10,100,836)		12,618,831

	Par
U.S. GOVERNMENT SECURITIES - 11.8%
U.S. Treasury Bonds - 11.8%
1.125%, 01/15/2021 (b)	$594,920	595,195
0.625%, 07/15/2021 (b)	577,415	583,737
0.125%, 07/15/2022 (b)	565,915	580,069
0.125%, 01/15/2023 (b)	451,048	464,684
0.375%, 07/15/2023 (b)	559,220	587,001
0.125%, 07/15/2024 (b)	1,178,383	1,246,962
2.375%, 01/15/2025 (b)	1,380,820	1,596,923
0.375%, 07/15/2025 (b)	439,024	475,995
0.625%, 01/15/2026 (b)	602,470	663,031
3.875%, 04/15/2029 (b)	791,640	1,130,789
2.125%, 02/15/2040 (b)	301,055	464,474
Total U.S. Government Securities
(Cost $7,873,932)		8,388,860

	Shares
REIT PREFERRED STOCKS - 8.4%
Hotels - 2.2%
Pebblebrook Hotel Trust, Series D, 6.375%	13,403	306,259
Pebblebrook Hotel Trust, Series E, 6.375%	18,602	423,009
Summit Hotel Properties, Series D, 6.450%	13,727	307,073
Summit Hotel Properties, Series E, 6.250%	10,800	241,920
Sunstone Hotel Investors, Series E, 6.950%	10,107	249,946
		1,528,207
Industrial - 0.4%
Rexford Industrial Realty, Series C, 5.625%	11,200	294,784
Multi-Family - 0.4%
Investors Real Estate Trust, Series C, 6.625%	11,532	299,832
Net Lease - 0.3%
EPR Properties, Series G, 5.750%	9,680	216,639
Office - 1.8%
Armada Hoffler Properties, Series A, 6.750%	11,300	280,466
PS Business Parks, Series W, 5.200%	15,600	408,720
PS Business Parks, Series Z, 4.875%	12,700	344,932
Vornado Realty Trust, Series N, 5.250%	9,700	242,597
		1,276,715
Other - 0.4%
Digital Realty Trust, Series L, 5.200%	11,000	300,850
Retail - 1.0%
Saul Centers, Series D, 6.125%	12,800	312,192
Saul Centers, Series E, 6.000%	16,300	395,275
		707,467
Single-Family - 0.8%
American Homes 4 Rent, Series F, 5.875%	21,698	566,969
Specialty - 1.1%
Public Storage, Series H, 5.600%	7,600	217,132
Public Storage. Series I, 4.875%	20,800	578,032
		795,164
Total REIT Preferred Stocks
(Cost $5,893,533)		5,986,627

MASTER LIMITED PARTNERSHIPS - 8.1%
Energy - 8.1%
Cheniere Energy Partners	7,500	285,750
Energy Transfer	101,952	630,063
Enterprise Products Partners	69,684	1,351,870
Magellan Midstream Partners	28,101	1,156,356
MPLX	44,672	939,899
PBF Logistics	3,700	34,521
Plains All American Pipeline	105,500	837,670
USA Compression Partners	24,200	284,592
Viper Energy Partners	20,356	227,987
Total Master Limited Partnerships
(Cost $6,194,804)		5,748,708

OTHER PREFERRED STOCKS - 1.7%
Energy - 0.9%
Energy Transfer Partners, Series D, 7.625%	13,300	285,950
Sempra Energy, 5.750%	12,200	333,060
		619,010
Utilities - 0.8%
CMS Energy, 5.875%	11,100	308,358
Duke Energy, 5.625%	8,600	242,004
		550,362
Total Other Preferred Stocks
(Cost $1,100,233)		1,169,372

CLOSED-END FUND - 0.6%
BlackRock Floating Rate Income Strategies Fund
(Cost $479,965)	36,822	443,705

	Par
CORPORATE BOND - 0.3%
Utilities - 0.3%
CenterPoint Energy
6.125% (3 Month LIBOR USD + 3.270%), 03/01/2024 (c)
(Cost $200,000)	$200,000	206,624

	Shares
EXCHANGE TRADED FUND - 0.0%
Invesco DB Commodity Index Tracking Fund
(Cost $24,920)	2,000	27,880

SHORT-TERM INVESTMENT - 0.3%
First American Government Obligations Fund, Class X, 0.05% (d)
(Cost $198,161)	198,161	198,161
Total Investments - 100.1%
(Cost $63,208,575)		71,272,119
Other Assets and Liabilities, Net - (0.1)%		(74,345)
Total Net Assets - 100.0%		$71,197,774

(a)	Foreign Security. The Fund had $1,836,962 or 2.6% of net assets in foreign securities at November 30, 2020.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	Variable rate security - The rate shown is the rate in effect as of November 30, 2020.
(d)	The rate shown is the annualized seven-day effective yield as of November 30, 2020.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2020:
	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$36,483,351	$-	$-	$36,483,351
Other Common Stocks	12,618,831	-	-	12,618,831
U.S. Government Securities	-	8,388,860	-	8,388,860
REIT Preferred Stocks	5,986,627	-	-	5,986,627
Master Limited Partnerships	5,748,708	-	-	5,748,708
Other Preferred Stocks	1,169,372	-	-	1,169,372
Closed-End Fund	443,705	-	-	443,705
Corporate Bond	-	206,624	-	206,624
Short-Term Investment	198,161	-	-	198,161
Exchange Traded Fund	27,880	-	-	27,880
Total Investments	$62,676,635	$8,595,484	$-	$71,272,119

Refer to the Schedule of Investments for further information on the classification of investments.